Proceeds from Sale of Fixed Maturities and Gross Realized Investment Gains and Losses (Detail) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2016	Dec. 31, 2015
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales		$ 1,427,135	$ 3,027,998	$ 3,864,356
Fixed maturities, available-for-sale, Gross investment gains from sales		27,224	109,282	142,534
Fixed maturities, available-for-sale, Gross investment losses from sales		$ (2,755)	$ (35,136)	$ (16,348)
Predecessor
Schedule of Investments [Line Items]
Fixed maturities, available-for-sale Proceeds from sales	$ 5,277
Fixed maturities, available-for-sale, Gross investment gains from sales	317
Fixed maturities, available-for-sale, Gross investment losses from sales	$ (32)